Lease - Schedule of Supplemental Balance Sheet Information Related to the Operating Lease (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease [Abstract]
Right-of-use assets		$ 42,253,187	$ 35,273
Lease payments accrued	[1]	939,059
Operating lease liabilities - current		27,844	45,269
Operating lease liabilities - non-current		44,982,694
Total operating lease liabilities		$ 45,010,538	$ 45,269
Weighted average remaining lease term (years)		18 years 4 months 24 days
Weighted average discount rate		4.64%

[1]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).